Trade and other receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables and other current assets
Schedule of trade and other receivables and other current assets

	December 31,
	2024	2023

	(Euro, in thousands)
Trade receivables	€32,471	€17,494
Current contingent consideration receivable	4,742	—
Prepayments	103	738
Other receivables	10,160	10,217
Trade and other receivables	47,476	28,449
Accrued income	835	508
Deferred charges	30,214	14,632
Other current assets	31,049	15,140
Total trade and other receivables & other current assets	€78,525	€43,589